Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	112,832,784.96	13,253
Yield Supplement Overcollateralization Amount 10/31/22	2,132,774.71	0
Receivables Balance 10/31/22	114,965,559.67	13,253
Principal Payments	7,657,709.68	294
Defaulted Receivables	99,910.36	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	1,899,962.61	0
Pool Balance at 11/30/22	105,307,977.02	12,951

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.61%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	1,828,447.96	149
Past Due 61-90 days	682,189.81	51
Past Due 91-120 days	110,617.89	7
Past Due 121+ days	0.00	0
Total	2,621,255.66	207

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.74%
Delinquency Trigger Occurred	NO

Recoveries	73,592.01
Aggregate Net Losses/(Gains) - November 2022	26,318.35
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.27%
Prior Net Losses/(Gains) Ratio	0.00%
Second Prior Net Losses/(Gains) Ratio	-0.69%
Third Prior Net Losses/(Gains) Ratio	-0.44%
Four Month Average	-0.22%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	105,307,977.02
Weighted Average Contract Rate	4.40%
Weighted Average Contract Rate, Yield Adjusted	6.59%
Weighted Average Remaining Term	20.60

Flow of Funds	$ Amount
Collections	8,142,983.07
Investment Earnings on Cash Accounts	11,023.77
Reserve Fund Balance	2,609,619.51
Servicing Fee	(95,804.63)
Aggregate Purchase Amount	107,307,849.99
Transfer to Collection Account	0.00
Available Funds	117,975,671.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	173,844.83
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	107,613,545.95
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	10,042,022.68

Total Distributions of Available Funds	117,975,671.71

Servicing Fee	95,804.63
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	107,613,545.95
Principal Paid	107,613,545.95
Note Balance @ 12/15/22	0.00

Class A-1
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2a
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2b
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-3
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-4
Note Balance @ 11/15/22	60,643,545.95
Principal Paid	60,643,545.95
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class B
Note Balance @ 11/15/22	31,320,000.00
Principal Paid	31,320,000.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class C
Note Balance @ 11/15/22	15,650,000.00
Principal Paid	15,650,000.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	320,103.08
Total Principal Paid	107,613,545.95
Total Paid	107,933,649.03

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.14000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.44000%
Interest Paid	173,844.83
Principal Paid	60,643,545.95
Total Paid to A-4 Holders	60,817,390.78

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	31,320,000.00
Total Paid to B Holders	31,415,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	15,650,000.00
Total Paid to C Holders	15,700,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3074278
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	103.3523294
Total Distribution Amount	103.6597572

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	2.2796332
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	795.2209015
Total A-4 Distribution Amount	797.5005347

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1000.0000000
Total B Distribution Amount	1,003.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1000.0000000
Total C Distribution Amount	1,003.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	2,609,619.51
Investment Earnings	7,642.81
Investment Earnings Paid	(7,642.81)
Deposit/(Withdrawal)	(2,609,619.51)
Balance as of 12/15/22	0.00
Change	(2,609,619.51)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$469,564.50	$1,144,216.68	$677,110.71
Number of Extensions	42	94	52
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.93%	0.52%